LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT
Schedule of long-term debt
		December 31,	December 31,
		2022	2021
(2)	Convertible Note bearing interest at 12% due July 31, 2022	$-	$162,625
(2)	Convertible Note bearing interest at 12% due July 31, 2022	-	379,458
(3)	Convertible Note bearing interest at 12% due May, 2023	578,802	541,589
(4)	Convertible Note bearing interest at 12% due April 27, 2022	-	145,301
(5)	Convertible Note bearing interest at 12% due April 25, 2022	-	235,548
(6)	Convertible Note bearing interest at 12% due May 12, 2022	-	242,151
(7)	Note bearing interest at 18% due October 1, 2023	1,012,500	1,012,637
(7)	Note bearing interest at 18% due October 1, 2023	506,250	506,318
(8)	Note bearing interest at 18% due October 1, 2023	32,752	38,488
(9)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,960,965	-
(10)	Promissory Note bearing interest at 14%, due January 15, 2023	50,892	-
(11)	Promissory Note bearing interest at 14%, due April 21, 2023	329,227	-
(12)	Related Party Promissory Note bearing interest at 14% due February 28, 2023	108,778	-
(13)	Promissory Note bearing interest at 15%, due January 25, 2023	506,370	-
(14)	Promissory Note bearing interest at 15%, due February 1, 2023	253,184	-
(14)	Promissory Note bearing interest at 15%, due February 15, 2023	253,184	-
(1)	Related Party Promissory Note bearing interest at 18%, due December 31, 2020	-	483,150
(15)	Related Party Promissory Notes bearing interest at 18%, due March 31, 2023	135,888	-
(16)	Related Party Long term debt bearing interest at 8%, due April 15, 2021	-	116,562
		5,728,792	3,863,827
	Less current maturities	(4,279,531)	(2,325,339)
	Total Long-Term Debt	$1,449,261	$1,538,488

Schedule of Total future minimum payments
	December 31, 2022	December 31, 2021
2022	$-	1,508,628
2023	573,401	8,628
2024	679,438	8,628
2025	196,422	8,628
2026	-	3,976
2027	-	-
TOTAL	$1,449,261	$1,538,488